                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canvas Capital Management, L.P.
Address: 101 California Street, Suite 4225
         San Francisco, CA 94111

Form 13F File Number: 28-11739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                     Stamford, Connecticut   February 14, 2008
------------------------------------   ---------------------   -----------------
[Signature]                                [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           32*

Form 13F Information Table Value Total:      $121,655
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----

 1    28-5608                S.A.C. Capital Management, LLC
 2    28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
---------------------------- -------- --------- -------- ------------------ -------------- -------- -----------------
                             TITLE OF             VALUE  SHRS OR SHRS/ PUT/   INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000) PRN AMT  PRN  CALL   DISCRETION   MANAGERS SOLE  SHARED NONE
--------------               -------- --------- -------- ------- ----- ---- -------------- -------- ---- ------------
ADVENT SOFTWARE INC          Common   007974108    2,976  55,000 Shrs       Shared-Defined      1,2       55,000
APPLIED MICRO CIRCUITS CORP  Common   03822W109    6,118 700,000 Shrs       Shared-Defined      1,2      700,000
ASPEN TECHNOLOGY INC         Common   045327103      973  60,000 Shrs       Shared-Defined      1,2       60,000
ATHEROS COMMUNICATIONS INC   Common   04743P108      791  25,900 Shrs       Shared-Defined      1,2       25,900
BLUE COAT SYSTEMS INC        Common   09534T508      986  30,000 Shrs       Shared-Defined      1,2       30,000
BLUE NILE INC                Common   09578R103    1,021  15,000 Shrs       Shared-Defined      1,2       15,000
BROADCOM CORP                Common   111320107    6,927 265,000 Shrs       Shared-Defined      1,2      265,000
CELANESE CORP DEL            Common   150870103    7,258 171,500 Shrs       Shared-Defined      1,2      171,500
CHECK POINT SOFTWARE TECH LT Common   M22465104    2,634 119,967 Shrs       Shared-Defined      1,2      119,967
CITRIX SYS INC               Common   177376100    2,661  70,000 Shrs       Shared-Defined      1,2       70,000
COVIDIEN LTD                 Common   G2552X108    5,536 125,000 Shrs       Shared-Defined      1,2      125,000
CRA INTL INC                 Common   12618T105    6,072 127,529 Shrs       Shared-Defined      1,2      127,529
CVR ENERGY INC               Common   12662P108    2,508 100,560 Shrs       Shared-Defined      1,2      100,560
DOMTAR CORP                  Common   257559104    7,418 964,599 Shrs       Shared-Defined      1,2      964,599
E M C CORP MASS              Common   268648102      927  50,000 Shrs       Shared-Defined      1,2       50,000
EAGLE TEST SYS INC           Common   270006109      959  75,000 Shrs       Shared-Defined      1,2       75,000
EZCORP INC                   Common   302301106    7,109 629,643 Shrs       Shared-Defined      1,2      629,643
GARMIN LTD                   Common   G37260109    1,455  15,000 Shrs       Shared-Defined      1,2       15,000
HERBALIFE LTD                Common   G4412G101    7,347 182,400 Shrs       Shared-Defined      1,2      182,400
INTERMEC INC                 Common   458786100    1,016  50,000 Shrs       Shared-Defined      1,2       50,000
ISHARES TR                   Option   464287955    1,139  15,000       Put  Shared-Defined      1,2       15,000
ISLE OF CAPRI CASINOS INC    Common   464592104    3,598 261,300 Shrs       Shared-Defined      1,2      261,300
JUNIPER NETWORKS INC         Common   48203R104    1,992  60,000 Shrs       Shared-Defined      1,2       60,000
LENNOX INTL INC              Option   526107907    2,071  50,000       Call Shared-Defined      1,2       50,000
NEWMARKET CORP               Common   651587107    3,018  54,195 Shrs       Shared-Defined      1,2       54,195
PACTIV CORP                  Common   695257105   11,432 429,300 Shrs       Shared-Defined      1,2      429,300
PEROT SYS CORP               Common   714265105    3,794 281,000 Shrs       Shared-Defined      1,2      281,000
RIVERBED TECHNOLOGY INC      Common   768573107    3,476 130,000 Shrs       Shared-Defined      1,2      130,000
SILICON LABORATORIES INC     Common   826919102    4,866 130,000 Shrs       Shared-Defined      1,2      130,000
SIRF TECHNOLOGY HLDGS INC    Common   82967H101    1,759  70,000 Shrs       Shared-Defined      1,2       70,000
TITAN INTL INC ILL           Common   88830M102   10,865 347,569 Shrs       Shared-Defined      1,2      347,569
TRIMBLE NAVIGATION LTD       Common   896239100      953  31,500 Shrs       Shared-Defined      1,2       31,500